MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Schedule of methods for depreciation of PPE

Mill	20 years straight-line
Computers and office equipment	20% declining balance
Camp and site infrastructure	5 years straight-line
Heavy machinery and equipment	5 years straight-line